Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Interest income	$ 33,890	$ 3,064	$ 3,707
Interest expense	(39,306)	(44,245)	(65,441)
Interest expense on lease liabilities	(1,050)	(825)	(962)
Foreign exchange gains, net	14,987	25,124	115,383
Loss from repurchase of NCN	(181)	739	11,694
Fair value gain on financial assets at fair value through profit or loss	95,510	27,518	11,645
Interest and discount generated by operating credits	1,890	2,456	1,026
Gain on derivative financial instruments, net	(1,387)	171	261
Other finance costs	(11,882)	(7,039)	(3,705)
Total financial instruments	92,471	6,963	73,608
Total financial instruments	90,268	57,722	94,920
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	33,890	3,064	3,707
Interest expense	(39,306)	(44,245)	(65,441)
Interest expense on lease liabilities	(1,050)	(825)	(962)
Foreign exchange gains, net	14,987	25,124	115,383
Loss from repurchase of NCN	(181)	739	11,694
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest and discount generated by operating credits	1,890	2,456	1,026
Gain on derivative financial instruments, net	0	0	0
Other finance costs	(11,882)	(7,039)	(3,705)
Total financial instruments	(1,652)	(20,726)	61,702
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities	0	0	0
Foreign exchange gains, net	0	0	0
Loss from repurchase of NCN	0	0	0
Fair value gain on financial assets at fair value through profit or loss	95,510	27,518	11,645
Interest and discount generated by operating credits	0	0	0
Gain on derivative financial instruments, net	(1,387)	171	261
Other finance costs	0	0	0
Total financial instruments	$ 94,123	$ 27,689	$ 11,906